April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
ATI, Inc.(a)	23,894	$ 3,714,561
Axon Enterprise, Inc.(a)	13,139	5,278,725
BWX Technologies, Inc.	15,723	3,402,300
Carpenter Technology Corp.	8,358	3,578,896
Curtiss-Wright Corp.	6,512	4,689,942
FTAI Aviation Ltd.	17,631	4,401,932
HEICO Corp.	7,276	1,963,938
HEICO Corp., Class A	13,020	2,721,440
Hexcel Corp.	13,843	1,299,443
Howmet Aerospace, Inc.	69,678	16,934,541
Huntington Ingalls Industries, Inc.	6,771	2,466,608
Karman Holdings, Inc.(a)(b)	8,732	593,601
L3Harris Technologies, Inc.	32,451	10,402,168
Leonardo DRS, Inc.	13,206	536,560
Loar Holdings, Inc.(a)(b)	7,259	407,375
Rocket Lab Corp.(a)	85,065	7,018,713
StandardAero, Inc.(a)(b)	39,717	987,365
Textron, Inc.	30,449	2,921,886
Woodward, Inc.	10,365	3,762,391
		77,082,385
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	20,329	3,696,016
Expeditors International of Washington, Inc.	23,499	3,475,267
GXO Logistics, Inc.(a)	19,238	1,099,067
		8,270,350
Automobile Components — 0.3%
Aptiv PLC(a)	37,851	2,280,901
BorgWarner, Inc.	37,116	2,114,499
Gentex Corp.	38,916	899,349
Lear Corp.	8,878	1,128,660
QuantumScape Corp., Class A(a)	77,793	567,111
Versigent PLC(a)	12,617	441,216
		7,431,736
Automobiles — 0.5%
Ford Motor Co.	675,647	8,161,816
Harley-Davidson, Inc.	18,771	448,439
Lucid Group, Inc.(a)(b)	21,695	138,197
Rivian Automotive, Inc., Class A(a)(b)	138,966	2,279,042
Thor Industries, Inc.	8,787	694,525
		11,722,019
Banks — 2.6%
Bank OZK	18,388	885,566
BOK Financial Corp.	3,964	530,344
Central BanCo, Inc.(b)	3,405	92,003
Citizens Financial Group, Inc.	74,568	4,850,648
Columbia Banking System, Inc.	51,340	1,519,664
Commerce Bancshares, Inc.	23,537	1,224,630
Cullen/Frost Bankers, Inc.	10,383	1,504,808
East West Bancorp, Inc.	23,429	2,963,066
Fifth Third Bancorp	157,104	7,974,599
First Citizens BancShares, Inc., Class A	1,553	3,080,872
First Hawaiian, Inc.	22,038	601,197
First Horizon Corp.	85,939	2,145,037
FNB Corp.	60,569	1,081,157
Huntington Bancshares, Inc.	347,074	5,816,960
KeyCorp	164,238	3,631,302
M&T Bank Corp.	26,617	5,819,275
Pinnacle Financial Partners, Inc.	25,798	2,552,454
Security	Shares	Value
Banks (continued)
Popular, Inc.	11,418	$ 1,716,468
Prosperity Bancshares, Inc.	16,270	1,133,206
Regions Financial Corp.	154,005	4,396,843
Southstate Bank Corp.	17,548	1,713,913
TFS Financial Corp.	9,007	135,465
Webster Financial Corp.	28,681	2,075,357
Western Alliance Bancorp	18,518	1,509,958
Wintrust Financial Corp.	11,526	1,735,470
Zions Bancorp N.A.	25,326	1,606,175
		62,296,437
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,317	312,182
Brown-Forman Corp., Class A	7,033	184,827
Brown-Forman Corp., Class B	25,793	664,685
Celsius Holdings, Inc.(a)	28,182	946,070
Coca-Cola Consolidated, Inc.	9,731	1,995,536
Constellation Brands, Inc., Class A	24,772	3,878,800
Molson Coors Beverage Co., Class B	28,612	1,222,877
Primo Brands Corp.	44,839	913,819
		10,118,796
Biotechnology(a) — 2.1%
Alnylam Pharmaceuticals, Inc.	21,939	6,789,901
Apellis Pharmaceuticals, Inc.(b)	18,109	741,564
Biogen, Inc.	25,402	4,808,091
BioMarin Pharmaceutical, Inc.	33,235	1,791,699
Caris Life Sciences, Inc.	15,831	300,789
Exelixis, Inc.	46,170	2,052,718
Halozyme Therapeutics, Inc.	19,928	1,268,616
Incyte Corp.	27,770	2,645,648
Insmed, Inc.	36,252	4,942,235
Ionis Pharmaceuticals, Inc.	27,369	2,046,106
Moderna, Inc.	61,948	2,845,891
Natera, Inc.	22,954	4,732,197
Neurocrine Biosciences, Inc.	16,601	2,185,854
Revolution Medicines, Inc.	31,883	4,594,978
Roivant Sciences Ltd.	73,777	2,104,858
Sarepta Therapeutics, Inc.	18,256	381,185
Summit Therapeutics, Inc.(b)	20,400	437,784
Ultragenyx Pharmaceutical, Inc.	15,044	371,436
United Therapeutics Corp.	7,369	4,210,278
Viking Therapeutics, Inc.(b)	19,331	602,741
		49,854,569
Broadline Retail — 0.7%
Coupang, Inc., Class A(a)	227,333	4,542,113
Dillard’s, Inc., Class A(b)	539	306,810
eBay, Inc.	78,185	8,090,584
Etsy, Inc.(a)	17,127	1,101,951
Macy’s, Inc.	46,545	909,955
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	10,644	920,812
		15,872,225
Building Products — 0.9%
A.O. Smith Corp.	19,477	1,204,458
AAON, Inc.(b)	11,529	1,075,771
Advanced Drainage Systems, Inc.	12,322	1,839,058
Allegion PLC	15,054	2,069,624
Armstrong World Industries, Inc.	7,502	1,278,266
Builders FirstSource, Inc.(a)	18,598	1,470,916
Carlisle Cos., Inc.	7,115	2,527,675
Fortune Brands Innovations, Inc.	21,470	870,394
Hayward Holdings, Inc.(a)	34,657	520,201

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Lennox International, Inc.	5,536	$ 2,961,151
Masco Corp.	36,170	2,597,729
Owens Corning	14,502	1,788,677
Simpson Manufacturing Co., Inc.	7,341	1,400,149
Trex Co., Inc.(a)	18,228	714,538
		22,318,607
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	4,731	1,394,084
Ameriprise Financial, Inc.	16,086	7,637,472
Ares Management Corp., Class A	32,565	3,823,131
Bank of New York Mellon Corp.	119,657	16,078,311
Blue Owl Capital, Inc., Class A	109,870	1,071,233
Bullish(a)	5,680	214,306
Carlyle Group, Inc.	44,832	2,244,738
Cboe Global Markets, Inc.	18,132	5,441,232
Coinbase Global, Inc., Class A(a)	38,568	7,241,913
Evercore, Inc., Class A	6,316	2,029,268
FactSet Research Systems, Inc.	6,568	1,494,745
Franklin Resources, Inc.	46,622	1,397,261
Freedom Holding Corp.(a)(b)	3,081	461,626
Hamilton Lane, Inc., Class A	6,978	641,906
Houlihan Lokey, Inc., Class A	9,478	1,466,721
Invesco Ltd.	63,555	1,665,777
Janus Henderson Group PLC	21,049	1,086,339
Jefferies Financial Group, Inc.	26,827	1,293,598
Lazard, Inc.	16,061	778,959
LPL Financial Holdings, Inc.	13,791	4,607,987
MarketAxess Holdings, Inc.	6,133	964,046
Morningstar, Inc.	3,923	661,849
MSCI, Inc., Class A	12,394	7,329,936
Nasdaq, Inc.	78,368	7,202,803
Northern Trust Corp.	32,584	5,420,023
Raymond James Financial, Inc.	30,895	4,891,296
Robinhood Markets, Inc., Class A(a)	131,838	9,609,672
SEI Investments Co.	18,166	1,647,293
State Street Corp.	48,522	7,416,102
Stifel Financial Corp.	25,984	2,047,799
T. Rowe Price Group, Inc.	37,477	3,855,634
TPG, Inc., Class A	23,892	1,042,169
Tradeweb Markets, Inc., Class A	20,046	2,270,209
Virtu Financial, Inc., Class A	14,197	705,023
XP, Inc., Class A	67,939	1,301,711
		118,436,172
Chemicals — 2.0%
Albemarle Corp.	20,500	4,032,350
Ashland, Inc.	7,634	406,587
Axalta Coating Systems Ltd.(a)	36,583	1,040,421
Celanese Corp., Class A	18,969	1,285,339
CF Industries Holdings, Inc.	26,968	3,349,426
Corteva, Inc.	118,401	9,591,665
Dow, Inc.	122,921	4,977,071
DuPont de Nemours, Inc.	72,734	3,321,034
Eastman Chemical Co.	19,916	1,455,660
Element Solutions, Inc.	39,517	1,683,029
FMC Corp.	21,204	326,118
Huntsman Corp.	28,551	410,278
International Flavors & Fragrances, Inc.	44,163	3,100,243
LyondellBasell Industries NV, Class A	44,487	3,318,730
Mosaic Co.	55,616	1,294,184
NewMarket Corp.	1,097	741,155
Olin Corp.	19,951	568,205
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	38,960	$ 4,227,160
RPM International, Inc.	21,980	2,239,542
Scotts Miracle-Gro Co.	7,339	460,155
Westlake Corp.	5,710	658,249
		48,486,601
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(a)	8,747	2,735,012
MSA Safety, Inc.	6,390	1,063,232
RB Global, Inc.	32,182	3,356,583
Rollins, Inc.	52,078	2,902,307
Tetra Tech, Inc.	46,225	1,493,992
Veralto Corp.	43,052	3,797,186
		15,348,312
Communications Equipment — 1.2%
Ciena Corp.(a)	24,413	12,879,811
F5, Inc.(a)	9,947	3,221,833
Lumentum Holdings, Inc.(a)	12,228	11,033,569
Ubiquiti, Inc.	720	728,647
		27,863,860
Construction & Engineering — 2.1%
AECOM	22,684	1,907,724
API Group Corp.(a)	64,180	2,934,310
Comfort Systems USA, Inc.	6,020	11,078,305
EMCOR Group, Inc.	7,655	6,825,734
Everus Construction Group, Inc.(a)	8,646	1,274,680
MasTec, Inc.(a)	10,803	4,256,922
Quanta Services, Inc.	25,590	18,623,634
Valmont Industries, Inc.	3,422	1,738,513
WillScot Holdings Corp., Class A	30,944	700,572
		49,340,394
Construction Materials — 0.6%
Eagle Materials, Inc.	5,509	1,157,496
James Hardie Industries PLC(a)(b)	25,278	530,585
Martin Marietta Materials, Inc.	10,379	6,425,328
Vulcan Materials Co.	22,880	6,903,811
		15,017,220
Consumer Finance — 0.5%
Ally Financial, Inc.	48,258	2,142,173
Credit Acceptance Corp.(a)(b)	780	393,830
Figure Technology Solutions, Inc., Class A(a)	5,964	209,336
OneMain Holdings, Inc.	20,800	1,222,416
SLM Corp.	34,858	804,523
SoFi Technologies, Inc.(a)(b)	209,988	3,380,807
Synchrony Financial	60,328	4,596,993
		12,750,078
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc., Class A	61,306	1,033,006
BJ’s Wholesale Club Holdings, Inc.(a)	22,781	2,138,908
Casey’s General Stores, Inc.	6,391	5,254,361
Dollar General Corp.	38,016	4,405,294
Dollar Tree, Inc.(a)	32,633	3,168,991
Kroger Co.	100,902	6,868,399
Maplebear, Inc.(a)	30,093	1,274,439
Performance Food Group Co.(a)	26,449	2,395,221
Sprouts Farmers Market, Inc.(a)	16,738	1,370,005
Sysco Corp.	83,176	6,214,079
U.S. Foods Holding Corp.(a)	39,363	3,680,047
		37,802,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging — 1.0%
Amcor PLC	79,777	$ 3,034,717
AptarGroup, Inc.	11,184	1,383,237
Avery Dennison Corp.	13,334	2,185,843
Ball Corp.	47,559	2,904,904
Crown Holdings, Inc.	20,143	1,980,258
Graphic Packaging Holding Co.	51,256	488,470
International Paper Co.	90,885	2,764,722
Packaging Corp. of America	15,311	3,268,133
Silgan Holdings, Inc.	15,430	625,686
Smurfit WestRock PLC	89,310	3,428,611
Sonoco Products Co.	17,496	874,100
		22,938,681
Distributors — 0.2%
Genuine Parts Co.	24,041	2,577,917
LKQ Corp.	44,780	1,414,152
Pool Corp.	5,666	1,208,671
		5,200,740
Diversified Consumer Services — 0.3%
ADT, Inc.	89,123	671,096
Bright Horizons Family Solutions, Inc.(a)	9,967	808,423
Duolingo, Inc., Class A(a)	6,508	716,531
Grand Canyon Education, Inc.(a)	4,687	792,431
H&R Block, Inc.	22,731	721,255
Liberty Live Holdings, Inc., Class A(a)	3,350	305,554
Liberty Live Holdings, Inc., Class C(a)	8,394	785,678
Service Corp. International	23,739	1,923,571
		6,724,539
Diversified REITs — 0.1%
WP Carey, Inc.	37,419	2,728,968
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc., Class A(a)(b)	37,802	2,793,568
GCI Liberty, Inc., Class C(a)	5,411	185,326
Iridium Communications, Inc.	15,955	623,362
Liberty Global Ltd., Class A(a)	28,602	331,211
Liberty Global Ltd., Class C(a)	22,635	256,681
		4,190,148
Electric Utilities — 2.8%
Alliant Energy Corp.	44,251	3,249,351
Edison International	66,309	4,607,812
Entergy Corp.	77,695	9,161,017
Evergy, Inc.	39,995	3,313,186
Eversource Energy	65,250	4,613,175
Exelon Corp.	175,819	8,085,916
FirstEnergy Corp.	95,041	4,516,348
IDACORP, Inc.	9,175	1,355,515
NRG Energy, Inc.	35,574	5,534,603
OGE Energy Corp.	36,537	1,783,006
PG&E Corp.	379,445	6,306,376
Pinnacle West Capital Corp.	20,798	2,157,169
PPL Corp.	128,146	4,797,786
Xcel Energy, Inc.	102,970	8,541,361
		68,022,621
Electrical Equipment — 2.3%
Acuity, Inc.	5,405	1,566,207
AMETEK, Inc.	39,872	9,389,856
Generac Holdings, Inc.(a)	9,962	2,582,449
Hubbell, Inc., Class B	9,259	4,705,146
nVent Electric PLC	27,922	3,990,054
Security	Shares	Value
Electrical Equipment (continued)
Regal Rexnord Corp.	11,478	$ 2,468,114
Rockwell Automation, Inc.	19,584	8,008,094
Sensata Technologies Holding PLC	24,624	1,025,343
Vertiv Holdings Co., Class A	66,107	21,715,489
		55,450,752
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.(a)	8,981	1,686,901
Avnet, Inc.	14,086	1,162,236
CDW Corp./DE	22,552	3,087,594
Cognex Corp.	29,271	1,624,833
Coherent Corp.(a)	30,388	9,715,347
Corning, Inc.	135,667	22,281,948
Crane NXT Co.	8,473	378,574
Flex Ltd.(a)	64,016	5,860,665
Ingram Micro Holding Corp.	4,365	134,311
IPG Photonics Corp.(a)	4,541	540,016
Jabil, Inc.	18,262	6,163,242
Keysight Technologies, Inc.(a)	29,779	10,419,970
Littelfuse, Inc.	4,198	1,696,706
Ralliant Corp.	19,815	900,393
TD SYNNEX Corp.	13,254	3,024,298
Teledyne Technologies, Inc.(a)	8,049	5,198,447
Vontier Corp.	24,743	887,779
Zebra Technologies Corp., Class A(a)	8,707	1,970,046
		76,733,306
Energy Equipment & Services — 1.1%
Baker Hughes Co., Class A	172,440	12,013,895
Halliburton Co.	146,963	6,216,535
NOV, Inc.	63,645	1,302,176
TechnipFMC PLC	69,809	5,275,466
Weatherford International PLC	12,485	1,377,720
		26,185,792
Entertainment — 1.9%
Electronic Arts, Inc.	43,522	8,807,547
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	3,935	311,652
Liberty Media Corp.-Liberty Formula One, Class C(a)	36,217	3,112,851
Live Nation Entertainment, Inc.(a)(b)	27,440	4,333,874
Madison Square Garden Sports Corp., Class A(a)	2,811	962,655
ROBLOX Corp., Class A(a)	107,346	5,931,940
Roku, Inc., Class A(a)	22,086	2,574,344
Take-Two Interactive Software, Inc.(a)	31,529	6,739,639
TKO Group Holdings, Inc., Class A	12,001	2,233,266
Warner Bros Discovery, Inc., Class A(a)	404,712	10,947,460
		45,955,228
Financial Services — 1.5%
Affirm Holdings, Inc., Class A(a)	48,493	3,117,130
Block, Inc., Class A(a)	93,354	6,582,391
Corebridge Financial, Inc.	13,383	368,568
Corpay, Inc.(a)	11,788	3,612,668
Equitable Holdings, Inc.	50,144	2,116,077
Euronet Worldwide, Inc.(a)	6,793	491,677
Fidelity National Information Services, Inc.	91,134	4,240,465
Global Payments, Inc.	41,854	3,011,814
Jack Henry & Associates, Inc.	12,633	1,942,324
MGIC Investment Corp.	39,991	1,058,962
Rocket Cos., Inc., Class A(a)	165,927	2,425,853
Shift4 Payments, Inc., Class A(a)(b)	11,784	521,795
Toast, Inc., Class A(a)	80,162	2,286,220
UWM Holdings Corp., Class A	47,352	167,626

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Voya Financial, Inc.	16,968	$ 1,390,697
Western Union Co.	45,987	418,022
WEX, Inc.(a)	5,928	891,156
		34,643,445
Food Products — 1.5%
Archer-Daniels-Midland Co.	82,724	6,166,247
Bunge Global SA	23,090	2,934,046
Conagra Brands, Inc.	82,296	1,180,947
Darling Ingredients, Inc.(a)	27,230	1,748,983
Flowers Foods, Inc.	32,130	291,098
Freshpet, Inc.(a)	7,926	534,054
General Mills, Inc.	92,615	3,270,235
Hershey Co.	25,213	4,683,062
Hormel Foods Corp.	50,027	1,074,080
Ingredion, Inc.	10,947	1,223,218
J.M. Smucker Co.	18,136	1,777,872
Kraft Heinz Co.	148,235	3,359,005
Lamb Weston Holdings, Inc.	23,054	1,004,002
McCormick & Co., Inc.	44,168	2,245,501
Pilgrim’s Pride Corp.	7,217	238,883
Post Holdings, Inc.(a)(b)	8,525	892,994
Seaboard Corp.	45	255,867
Smithfield Foods, Inc.	7,818	205,457
The Campbell’s Co.	33,186	689,937
Tyson Foods, Inc., Class A	48,525	3,108,997
		36,884,485
Gas Utilities — 0.4%
Atmos Energy Corp.	27,698	5,262,066
MDU Resources Group, Inc.	34,586	779,223
National Fuel Gas Co.	16,342	1,378,938
UGI Corp.	37,491	1,353,050
		8,773,277
Ground Transportation — 1.0%
Avis Budget Group, Inc.(a)(b)	2,942	531,531
JB Hunt Transport Services, Inc.	13,351	3,358,177
Knight-Swift Transportation Holdings, Inc.	27,066	1,756,584
Landstar System, Inc.	5,997	1,103,868
Lyft, Inc., Class A(a)	66,006	933,985
Old Dominion Freight Line, Inc.	32,252	6,851,292
Ryder System, Inc.	6,803	1,726,397
Saia, Inc.(a)	4,654	2,088,808
Schneider National, Inc., Class B	7,892	245,362
U-Haul Holding Co.(a)(b)	1,346	69,131
U-Haul Holding Co., Series N	17,403	829,949
XPO, Inc.(a)(b)	19,741	4,345,586
		23,840,670
Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.(a)	11,971	2,107,016
Baxter International, Inc.	89,821	1,579,053
Cooper Cos., Inc.(a)	34,146	2,147,783
Dentsply Sirona, Inc.	34,377	403,930
Dexcom, Inc.(a)	67,683	4,030,523
Envista Holdings Corp.(a)	29,692	770,211
GE HealthCare Technologies, Inc.(a)	79,217	4,819,562
Globus Medical, Inc., Class A(a)	19,338	1,743,901
Hologic, Inc.	38,239	382
IDEXX Laboratories, Inc.(a)	13,864	7,774,931
Inspire Medical Systems, Inc.(a)	4,648	260,939
Insulet Corp.(a)	12,179	2,096,493
Masimo Corp.(a)	7,871	1,404,423
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medline, Inc., Class A(a)(b)	56,315	$ 2,504,328
Penumbra, Inc.(a)	6,532	2,132,567
ResMed, Inc.	25,267	5,402,337
Solventum Corp.(a)	25,764	1,735,463
STERIS PLC	16,788	3,640,981
Teleflex, Inc.	7,570	937,999
Zimmer Biomet Holdings, Inc.	34,214	2,820,260
		48,313,082
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)	15,492	401,165
Cardinal Health, Inc.	41,300	7,965,944
Cencora, Inc., Class A	31,818	9,800,262
Centene Corp.(a)	84,970	4,562,039
Chemed Corp.	2,461	1,045,876
DaVita, Inc.(a)	6,348	984,829
Encompass Health Corp.	17,066	1,706,600
Henry Schein, Inc.(a)(b)	18,495	1,379,542
Humana, Inc.	20,891	4,939,468
Labcorp Holdings, Inc.	14,494	3,722,059
Molina Healthcare, Inc.(a)	8,735	1,700,006
Quest Diagnostics, Inc.	19,348	3,757,382
Tenet Healthcare Corp.(a)	15,135	2,680,711
Universal Health Services, Inc., Class B	9,314	1,567,267
		46,213,150
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	29,700	1,203,147
Healthcare Realty Trust, Inc.	57,290	1,071,323
Healthpeak Properties, Inc.	119,850	1,937,975
Medical Properties Trust, Inc.	85,515	422,444
Omega Healthcare Investors, Inc.	51,058	2,398,194
Ventas, Inc.	81,036	7,119,823
		14,152,906
Health Care Technology(a) — 0.2%
Certara, Inc.	21,635	132,623
Doximity, Inc., Class A	22,804	557,330
Veeva Systems, Inc., Class A	25,915	4,041,962
		4,731,915
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	117,551	2,483,852
Park Hotels & Resorts, Inc.	32,695	375,012
		2,858,864
Hotels, Restaurants & Leisure — 3.5%
Aramark	45,684	2,087,302
Boyd Gaming Corp.	9,856	856,979
Caesars Entertainment, Inc.(a)	34,944	971,443
Carnival Corp.	199,097	5,278,061
Cava Group, Inc.(a)	17,427	1,627,856
Choice Hotels International, Inc.(b)	4,749	470,531
Churchill Downs, Inc.	11,443	1,155,629
Darden Restaurants, Inc.	20,221	4,055,524
Domino’s Pizza, Inc.	5,449	1,849,500
DraftKings, Inc., Class A(a)	82,386	1,921,242
Dutch Bros, Inc., Class A(a)	21,565	1,240,203
Expedia Group, Inc.	20,282	5,037,440
Flutter Entertainment PLC(a)(b)	27,348	2,951,670
Hilton Worldwide Holdings, Inc.	39,632	12,843,542
Hyatt Hotels Corp., Class A	7,077	1,185,893
Las Vegas Sands Corp.	53,339	2,912,843
MGM Resorts International(a)	35,860	1,396,388
Norwegian Cruise Line Holdings Ltd.(a)	78,049	1,418,931
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc.(a)	25,830	$ 450,992
Planet Fitness, Inc., Class A(a)	14,650	976,716
Restaurant Brands International, Inc.	59,274	4,782,226
Royal Caribbean Cruises Ltd.	44,025	11,612,034
Texas Roadhouse, Inc.	11,514	1,853,639
Travel & Leisure Co.	10,527	680,676
Vail Resorts, Inc.	6,147	781,775
Viking Holdings Ltd.(a)	30,385	2,488,835
Wendy’s Co.	29,374	204,443
Wingstop, Inc.	4,761	781,090
Wyndham Hotels & Resorts, Inc.	12,973	1,055,743
Wynn Resorts Ltd.	13,102	1,403,355
Yum! Brands, Inc.	48,242	7,701,835
		84,034,336
Household Durables — 1.5%
D.R. Horton, Inc.	45,648	7,023,401
Garmin Ltd.	28,320	7,112,285
Lennar Corp., Class A	35,607	3,215,312
Lennar Corp., Class B, B Shares	1,870	165,271
Mohawk Industries, Inc.(a)(b)	8,752	923,861
Newell Brands, Inc.	71,588	292,079
NVR, Inc.(a)	469	2,962,143
PulteGroup, Inc.	33,703	4,123,899
SharkNinja, Inc.(a)	14,458	1,670,333
Somnigroup International, Inc.	35,143	2,665,948
Toll Brothers, Inc.	16,744	2,379,992
TopBuild Corp.(a)	4,885	2,162,589
Whirlpool Corp.	10,475	587,229
		35,284,342
Household Products — 0.3%
Church & Dwight Co., Inc.	42,221	4,097,970
Clorox Co.	21,086	2,033,534
Reynolds Consumer Products, Inc.	9,388	196,866
		6,328,370
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	123,945	1,791,005
Brookfield Renewable Corp.	23,194	841,015
Clearway Energy, Inc., Class A	5,751	232,513
Clearway Energy, Inc., Class C	13,950	563,022
Talen Energy Corp.(a)	7,885	2,936,532
Vistra Corp.	58,824	9,284,780
		15,648,867
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	48,388	591,785
EastGroup Properties, Inc.	9,104	1,831,725
First Industrial Realty Trust, Inc.	21,939	1,360,437
Lineage, Inc.	12,335	454,915
Rexford Industrial Realty, Inc.	41,389	1,485,451
STAG Industrial, Inc.	32,605	1,257,901
		6,982,214
Insurance — 3.5%
Allstate Corp.	45,671	9,922,482
American Financial Group, Inc.	11,544	1,538,469
Arch Capital Group Ltd.(a)	61,266	5,787,186
Assurant, Inc.	8,878	2,097,605
Assured Guaranty Ltd.	7,521	615,970
Axis Capital Holdings Ltd.	12,898	1,295,088
Brighthouse Financial, Inc.(a)	9,796	609,899
Brown & Brown, Inc.	49,602	2,983,560
Cincinnati Financial Corp.	26,684	4,365,503
Security	Shares	Value
Insurance (continued)
CNA Financial Corp.	3,835	$ 184,962
Everest Group Ltd.	7,199	2,568,315
Fidelity National Financial, Inc., Class A	44,814	2,343,772
First American Financial Corp.	17,003	1,192,420
Globe Life, Inc.	14,194	2,190,134
Hanover Insurance Group, Inc.	6,174	1,158,798
Hartford Insurance Group, Inc.	48,617	6,651,292
Kemper Corp.	10,480	353,071
Kinsale Capital Group, Inc.(b)	3,803	1,230,689
Lincoln National Corp.	27,746	1,049,076
Loews Corp.	29,290	3,298,347
Markel Group, Inc.(a)	2,158	3,824,990
Old Republic International Corp.	39,175	1,565,041
Primerica, Inc.	5,770	1,622,928
Principal Financial Group, Inc.	38,070	3,841,644
Prudential Financial, Inc.	60,795	5,964,598
Reinsurance Group of America, Inc., Class A	11,285	2,386,326
RenaissanceRe Holdings Ltd.	7,765	2,383,622
RLI Corp.	14,334	742,071
Ryan Specialty Holdings, Inc., Class A	19,554	679,893
Unum Group	28,948	2,326,840
W.R. Berkley Corp.	39,067	2,610,848
White Mountains Insurance Group Ltd.	432	964,220
Willis Towers Watson PLC	16,631	4,260,862
		84,610,521
Interactive Media & Services — 0.3%
IAC, Inc.(a)	11,515	513,108
Match Group, Inc.	41,902	1,567,973
Pinterest, Inc., Class A(a)	101,258	1,990,732
Reddit, Inc., Class A(a)	22,505	3,313,411
Trump Media & Technology Group Corp., Class A(a)	28,003	256,228
ZoomInfo Technologies, Inc., Class A(a)	49,506	309,413
		7,950,865
IT Services — 1.6%
Akamai Technologies, Inc.(a)	24,597	2,532,999
Amdocs Ltd.	19,170	1,239,724
Cloudflare, Inc., Class A(a)	54,474	11,165,536
Cognizant Technology Solutions Corp., Class A	83,032	4,392,393
DXC Technology Co.(a)	31,076	351,780
EPAM Systems, Inc.(a)	9,455	1,075,790
Gartner, Inc.(a)	12,843	1,907,057
Globant SA(a)(b)	7,162	295,289
GoDaddy, Inc., Class A(a)	23,563	2,045,033
Kyndryl Holdings, Inc.(a)	39,022	539,284
MongoDB, Inc., Class A(a)	13,649	3,423,579
Okta, Inc., Class A(a)	28,964	2,133,199
Twilio, Inc., Class A(a)	24,588	3,640,499
VeriSign, Inc.	14,452	3,882,674
		38,624,836
Leisure Products — 0.2%
Brunswick Corp.	11,206	890,317
Hasbro, Inc.	24,225	2,321,724
Mattel, Inc.(a)	55,042	830,033
YETI Holdings, Inc.(a)	14,554	574,301
		4,616,375
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	49,316	5,698,464
Avantor, Inc.(a)	113,248	917,309
Bio-Rad Laboratories, Inc., Class A(a)	3,166	886,860
Bio-Techne Corp.	27,265	1,508,300
Bruker Corp.	18,703	686,587

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(a)	8,565	$ 1,430,098
Illumina, Inc.(a)	26,388	3,344,415
IQVIA Holdings, Inc.(a)	29,235	4,629,947
Medpace Holdings, Inc.(a)	3,827	1,602,212
Mettler-Toledo International, Inc.(a)	3,566	4,552,391
Qiagen NV	34,707	1,200,168
Repligen Corp.(a)	9,030	1,068,339
Revvity, Inc.	20,204	1,750,070
Sotera Health Co.(a)	42,726	664,817
Tempus AI, Inc., Class A(a)(b)	17,365	963,410
Waters Corp.(a)	16,981	5,251,035
West Pharmaceutical Services, Inc.	12,434	3,700,234
		39,854,656
Machinery — 3.9%
AGCO Corp.	10,970	1,327,589
Allison Transmission Holdings, Inc.	14,394	1,933,834
CNH Industrial NV	150,433	1,611,137
Crane Co.	8,592	1,527,056
Cummins, Inc.	23,914	16,046,533
Donaldson Co., Inc.	20,353	1,794,524
Dover Corp.	23,467	5,313,163
Esab Corp.	9,788	961,867
Flowserve Corp.	22,020	1,621,553
Fortive Corp.	54,491	3,258,017
Gates Industrial Corp. PLC(a)	44,283	1,134,088
Graco, Inc.	28,927	2,321,970
IDEX Corp.	13,082	2,849,914
Ingersoll Rand, Inc.	69,185	5,525,114
ITT, Inc.	14,883	3,190,022
Lincoln Electric Holdings, Inc.	9,295	2,463,175
Middleby Corp.(a)	8,181	1,148,285
Mueller Industries, Inc.	18,853	2,553,262
Nordson Corp.	9,239	2,664,989
Oshkosh Corp.	10,962	1,713,361
Otis Worldwide Corp.	67,744	5,275,903
Pentair PLC	28,425	2,294,182
RBC Bearings, Inc.(a)	5,391	3,229,694
Snap-on, Inc.	8,910	3,416,094
Stanley Black & Decker, Inc.	26,969	2,107,897
Timken Co.	10,674	1,183,640
Toro Co.	16,898	1,608,183
Westinghouse Air Brake Technologies Corp.	29,346	7,920,192
Xylem, Inc.	42,114	4,976,190
		92,971,428
Marine Transportation — 0.1%
Kirby Corp.(a)	9,715	1,462,496
Media — 0.8%
Charter Communications, Inc., Class A(a)	14,360	2,371,841
DoubleVerify Holdings, Inc.(a)	22,373	246,551
Fox Corp., Class A	36,343	2,307,417
Fox Corp., Class B	25,464	1,451,957
Liberty Broadband Corp., Class A(a)	2,963	113,868
Liberty Broadband Corp., Class C(a)	19,551	752,518
New York Times Co., Class A	27,564	2,178,383
News Corp., Class A	65,717	1,729,671
News Corp., Class B	21,807	664,677
Nexstar Media Group, Inc., Class A	4,832	1,005,733
NIQ Global Intelligence PLC(a)(b)	12,108	132,340
Security	Shares	Value
Media (continued)
Omnicom Group, Inc.	55,502	$ 4,258,114
Sirius XM Holdings, Inc.	33,139	892,765
Trade Desk, Inc., Class A(a)	77,749	1,834,099
		19,939,934
Metals & Mining — 1.5%
Alcoa Corp.	45,127	2,878,651
Anglogold Ashanti PLC	87,522	8,203,437
Cleveland-Cliffs, Inc.(a)	98,152	1,001,150
MP Materials Corp., Class A(a)(b)	24,713	1,632,047
Nucor Corp.	39,752	8,955,728
Reliance, Inc.	9,049	3,280,262
Royal Gold, Inc.	14,607	3,408,982
Steel Dynamics, Inc.	23,765	5,434,105
		34,794,362
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	192,148	2,117,471
Annaly Capital Management, Inc.	122,921	2,814,891
Rithm Capital Corp.	95,685	935,799
Starwood Property Trust, Inc.	60,362	1,108,246
		6,976,407
Multi-Utilities — 1.9%
Ameren Corp.	46,704	5,307,910
CenterPoint Energy, Inc.	112,853	4,926,033
CMS Energy Corp.	52,378	4,019,488
Consolidated Edison, Inc.	62,766	6,997,781
DTE Energy Co.	35,861	5,439,755
NiSource, Inc.	82,575	3,986,721
Public Service Enterprise Group, Inc.	86,945	7,099,929
WEC Energy Group, Inc.	56,352	6,646,155
		44,423,772
Office REITs — 0.2%
BXP, Inc.	27,313	1,596,718
Cousins Properties, Inc.	28,629	733,189
Highwoods Properties, Inc.	18,222	442,977
Kilroy Realty Corp.	20,420	679,169
Vornado Realty Trust	30,306	905,846
		4,357,899
Oil, Gas & Consumable Fuels — 5.9%
Antero Midstream Corp.	57,721	1,261,781
Antero Resources Corp.(a)	50,047	1,964,845
APA Corp.	60,753	2,474,470
Cheniere Energy, Inc.	36,877	10,139,331
Chord Energy Corp.	9,830	1,431,248
Coterra Energy, Inc.	131,081	4,707,119
Devon Energy Corp.	106,315	5,461,402
Diamondback Energy, Inc.	34,263	7,045,501
DT Midstream, Inc.(a)	17,480	2,586,865
EQT Corp.	104,696	6,290,136
Expand Energy Corp.	39,512	4,036,151
HF Sinclair Corp.	26,862	1,805,395
Kinder Morgan, Inc.	337,909	11,107,069
Marathon Petroleum Corp.	52,682	13,080,413
Matador Resources Co.	20,404	1,294,430
Occidental Petroleum Corp.	122,060	7,394,395
ONEOK, Inc.	108,153	9,999,826
Ovintiv, Inc.	50,057	3,081,008
Permian Resources Corp., Class A	122,149	2,640,861
Phillips 66	70,025	12,544,979
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	41,393	$ 1,800,595
Targa Resources Corp.	36,816	9,575,105
Texas Pacific Land Corp.	10,025	4,447,792
Valero Energy Corp.	52,819	13,341,023
Viper Energy, Inc., Class A	32,556	1,607,615
		141,119,355
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,970	791,924
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	20,054	784,312
American Airlines Group, Inc.(a)	113,221	1,325,818
Delta Air Lines, Inc.	112,873	7,674,235
Southwest Airlines Co.	80,763	3,062,533
United Airlines Holdings, Inc.(a)	56,330	5,069,700
		17,916,598
Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	21,204	377,431
Coty, Inc., Class A(a)	64,883	159,612
elf Beauty, Inc.(a)	10,061	643,602
Estee Lauder Cos., Inc., Class A	42,410	3,253,271
Kenvue, Inc.	328,882	5,765,302
		10,199,218
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc.(a)	16,414	763,579
Elanco Animal Health, Inc.(a)	85,709	1,917,310
Jazz Pharmaceuticals PLC(a)	9,976	2,025,328
Organon & Co.	43,810	580,482
Perrigo Co. PLC	23,527	278,560
Royalty Pharma PLC, Class A	67,320	3,372,059
Viatris, Inc.	200,622	2,997,293
		11,934,611
Professional Services — 1.6%
Amentum Holdings, Inc.(a)	28,301	742,335
Booz Allen Hamilton Holding Corp., Class A	20,837	1,620,493
Broadridge Financial Solutions, Inc.	20,183	3,107,778
CACI International, Inc., Class A(a)	3,722	1,933,728
Clarivate PLC(a)(b)	59,720	171,396
Concentrix Corp.	7,998	190,512
Equifax, Inc.	21,223	3,691,529
ExlService Holdings, Inc.(a)	26,511	845,171
FTI Consulting, Inc.(a)	5,171	927,160
Genpact Ltd.	28,100	976,475
Jacobs Solutions, Inc.	20,404	2,640,482
KBR, Inc.	22,022	825,605
Leidos Holdings, Inc.	22,094	3,296,867
ManpowerGroup, Inc.	8,133	246,186
Parsons Corp.(a)	9,214	464,478
Paychex, Inc.	55,847	5,173,107
Paycom Software, Inc.	8,793	1,114,601
Paylocity Holding Corp.(a)	7,609	802,673
Robert Half, Inc.	17,403	463,094
Science Applications International Corp.	8,056	779,579
SS&C Technologies Holdings, Inc.	36,253	2,512,333
TransUnion	33,512	2,379,352
Verisk Analytics, Inc., Class A	24,222	4,468,717
		39,373,651
Real Estate Management & Development(a) — 0.6%
CBRE Group, Inc., Class A	51,461	7,345,028
CoStar Group, Inc.	72,300	2,502,303
Security	Shares	Value
Real Estate Management & Development (continued)
Howard Hughes Holdings, Inc.	5,458	$ 339,870
Jones Lang LaSalle, Inc.	8,160	2,595,941
Zillow Group, Inc., Class A	8,713	388,687
Zillow Group, Inc., Class C	28,563	1,268,197
		14,440,026
Residential REITs — 1.2%
American Homes 4 Rent, Class A	59,733	1,901,899
AvalonBay Communities, Inc.	24,630	4,507,290
Camden Property Trust	18,371	1,929,322
Equity LifeStyle Properties, Inc.	33,329	2,109,392
Equity Residential	65,667	4,293,308
Essex Property Trust, Inc.	11,025	2,901,890
Invitation Homes, Inc.	106,641	3,068,062
Mid-America Apartment Communities, Inc.	20,054	2,590,576
Sun Communities, Inc.	21,034	2,688,987
UDR, Inc.	56,551	2,055,063
		28,045,789
Retail REITs — 1.4%
Agree Realty Corp.	19,572	1,509,197
Brixmor Property Group, Inc.	53,169	1,599,855
Federal Realty Investment Trust	14,652	1,624,907
Kimco Realty Corp.	116,448	2,752,831
NNN REIT, Inc.	32,460	1,421,423
Realty Income Corp.	159,158	10,224,310
Regency Centers Corp.	31,303	2,436,939
Simon Property Group, Inc.	56,307	11,470,299
		33,039,761
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.(a)	20,895	1,013,407
Amkor Technology, Inc.	21,496	1,499,346
Astera Labs, Inc.(a)	22,419	4,365,876
Cirrus Logic, Inc.(a)	8,760	1,428,581
Enphase Energy, Inc.(a)	22,598	744,830
Entegris, Inc.	26,004	3,676,446
First Solar, Inc.(a)	17,587	3,550,639
GLOBALFOUNDRIES, Inc.(a)	21,333	1,378,112
Lattice Semiconductor Corp.(a)	23,449	2,867,344
MACOM Technology Solutions Holdings, Inc., Class H(a)	11,517	3,243,302
Microchip Technology, Inc.	91,341	8,486,492
MKS, Inc.	11,625	3,298,594
Monolithic Power Systems, Inc.	8,011	12,933,039
ON Semiconductor Corp.(a)	70,920	7,149,445
Onto Innovation, Inc.(a)	8,480	2,502,109
Qnity Electronics, Inc.	36,365	5,115,101
Qorvo, Inc.(a)	14,809	1,395,304
Skyworks Solutions, Inc.	25,614	1,797,334
Teradyne, Inc.	27,250	9,359,557
Universal Display Corp.	7,530	655,788
		76,460,646
Software — 2.4%
Appfolio, Inc., Class A(a)	3,718	621,241
Aurora Innovation, Inc., Class A(a)(b)	200,279	1,177,641
Bentley Systems, Inc., Class B	27,491	896,756
Bill Holdings, Inc.(a)	13,824	525,312
CCC Intelligent Solutions Holdings, Inc.(a)	106,219	556,588
Circle Internet Group, Inc., Class A(a)(b)	19,734	1,793,426
Datadog, Inc., Class A(a)	54,025	7,141,565
Docusign, Inc., Class A(a)	34,600	1,591,254
Dolby Laboratories, Inc., Class A	10,309	661,219

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Dropbox, Inc., Class A(a)	32,400	$ 786,996
Dynatrace, Inc.(a)	51,486	1,864,308
Elastic NV(a)	15,834	735,173
Fair Isaac Corp.(a)	4,056	4,157,400
Gen Digital, Inc.	94,178	1,816,694
Gitlab, Inc., Class A(a)	24,259	537,094
Guidewire Software, Inc.(a)	14,689	2,032,811
HubSpot, Inc.(a)	8,717	1,933,082
Manhattan Associates, Inc.(a)	10,492	1,446,742
nCino, Inc.(a)	18,619	325,460
Nutanix, Inc., Class A(a)	44,832	1,833,181
Pegasystems, Inc.	16,040	586,262
Procore Technologies, Inc.(a)	21,764	1,231,407
PTC, Inc.(a)	20,714	2,823,318
RingCentral, Inc., Class A	14,013	563,603
Rubrik, Inc., Class A(a)	24,836	1,320,778
SailPoint, Inc.(a)(b)	10,500	119,910
Samsara, Inc., Class A(a)	55,707	1,601,019
SentinelOne, Inc., Class A(a)	52,071	737,325
Teradata Corp.(a)	16,301	429,531
Trimble, Inc.(a)	41,417	2,788,192
Tyler Technologies, Inc.(a)	7,480	2,551,727
UiPath, Inc., Class A(a)	68,957	710,257
Unity Software, Inc.(a)	55,736	1,472,545
Zoom Communications, Inc., Class A(a)	46,113	4,479,878
Zscaler, Inc.(a)(b)	17,289	2,259,327
		56,109,022
Specialized REITs — 2.2%
Crown Castle, Inc.	75,090	6,666,490
CubeSmart	39,536	1,600,417
Digital Realty Trust, Inc.	59,792	12,014,605
EPR Properties	13,351	745,119
Extra Space Storage, Inc.	36,460	5,225,812
Fermi, Inc.(a)	6,200	31,806
Gaming and Leisure Properties, Inc.	47,097	2,282,321
Iron Mountain, Inc.	50,784	6,398,276
Lamar Advertising Co., Class A	15,037	2,072,700
Millrose Properties, Inc., Class A	26,775	821,189
National Storage Affiliates Trust	12,195	519,019
Rayonier, Inc.	51,696	1,096,472
SBA Communications Corp.	18,644	4,124,053
VICI Properties, Inc.	184,875	5,398,350
Weyerhaeuser Co.	125,804	3,084,714
		52,081,343
Specialty Retail — 2.4%
AutoNation, Inc.(a)	4,798	1,018,999
Bath & Body Works, Inc.	35,821	696,360
Best Buy Co., Inc.	33,133	2,004,215
Burlington Stores, Inc.(a)	10,922	3,495,149
CarMax, Inc.(a)	25,687	1,009,756
Carvana Co., Class A(a)	23,396	9,260,137
Chewy, Inc., Class A(a)	40,221	1,022,418
Dick’s Sporting Goods, Inc.	10,848	2,461,628
Five Below, Inc.(a)	9,257	2,181,505
Floor & Decor Holdings, Inc., Class A(a)(b)	18,588	899,659
GameStop Corp., Class A(a)(b)	69,914	1,744,354
Gap, Inc.	40,176	987,928
Security	Shares	Value
Specialty Retail (continued)
Lithia Motors, Inc., Class A	4,094	$ 1,187,751
Murphy USA, Inc.	2,923	1,718,724
Penske Automotive Group, Inc.	3,210	550,579
RH(a)	2,631	347,187
Ross Stores, Inc.	55,228	12,580,386
Tractor Supply Co.	92,026	3,230,113
Ulta Beauty, Inc.(a)	7,814	4,199,869
Valvoline, Inc.(a)	21,341	709,161
Wayfair, Inc., Class A(a)	16,947	1,083,422
Williams-Sonoma, Inc.	20,519	3,718,248
		56,107,548
Technology Hardware, Storage & Peripherals — 3.1%
Everpure, Inc., Class A(a)	54,652	3,904,885
Hewlett Packard Enterprise Co.	231,484	6,659,795
HP, Inc.	163,885	3,418,641
NetApp, Inc.	34,670	3,840,396
Sandisk Corp.(a)	24,852	27,250,467
Super Micro Computer, Inc.(a)	88,020	2,411,748
Western Digital Corp.	59,120	25,688,822
		73,174,754
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.(a)	26,054	913,714
Birkenstock Holding PLC(a)	8,930	345,948
Columbia Sportswear Co.	4,459	271,642
Crocs, Inc.(a)	8,646	881,719
Deckers Outdoor Corp.(a)	25,318	2,587,500
Lululemon Athletica, Inc.(a)	18,043	2,484,521
On Holding AG, Class A(a)	38,471	1,369,952
PVH Corp.	8,327	761,421
Ralph Lauren Corp., Class A	6,506	2,333,312
Tapestry, Inc.	35,793	5,191,417
Under Armour, Inc., Class A(a)(b)	32,202	202,551
Under Armour, Inc., Class C(a)	31,793	192,983
VF Corp.	60,238	1,140,305
		18,676,985
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	6,654	2,034,460
Core & Main, Inc., Class A(a)	33,094	1,666,945
Fastenal Co.	198,675	8,926,468
Ferguson Enterprises, Inc.	33,201	8,888,240
MSC Industrial Direct Co., Inc., Class A	7,402	757,002
QXO, Inc.(a)(b)	111,826	2,244,348
SiteOne Landscape Supply, Inc.(a)	7,650	964,282
United Rentals, Inc.	11,002	10,560,160
Watsco, Inc.	5,972	2,614,780
WESCO International, Inc.	8,322	2,905,377
WW Grainger, Inc.	7,593	8,818,131
		50,380,193
Water Utilities — 0.3%
American Water Works Co., Inc.	33,708	4,328,781
Essential Utilities, Inc.	49,270	1,882,114
		6,210,895
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	17,131	$ 1,454,079
Total Common Stocks — 98.1% (Cost: $1,368,538,076)		2,340,933,158
Investment Companies
Equity Funds — 1.2%
iShares Russell Mid-Cap ETF(b)(c)	275,375	28,732,628
Total Investment Companies — 1.2% (Cost: $26,369,606)		28,732,628
Total Long-Term Investments — 99.3% (Cost: $1,394,907,682)		2,369,665,786
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	61,594,950	61,613,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	17,257,753	17,257,753
Total Short-Term Securities — 3.3% (Cost: $78,869,081)		78,871,182
Total Investments — 102.6% (Cost: $1,473,776,763)		2,448,536,968
Liabilities in Excess of Other Assets — (2.6)%		(61,993,491)
Net Assets — 100.0%		$ 2,386,543,477

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 60,755,475	$ 859,375 (a)	$ —	$ (3,522)	$ 2,101	$ 61,613,429	61,594,950	$ 261,945 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,522,945	2,734,808 (a)	—	—	—	17,257,753	17,257,753	426,465	—
iShares Russell Mid-Cap ETF	14,957,053	96,803,792	(84,887,838)	243,367	1,616,254	28,732,628	275,375	128,577	—
				$ 239,845	$ 1,618,355	$ 107,603,810		$ 816,987	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	06/18/26	$ 3,622	$ 293,330
S&P Mid 400 E-Mini Index	40	06/18/26	14,605	1,103,558
				$ 1,396,888
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 77,082,385	$ —	$ —	$ 77,082,385
Air Freight & Logistics	8,270,350	—	—	8,270,350
Automobile Components	7,431,736	—	—	7,431,736
Automobiles	11,722,019	—	—	11,722,019
Banks	62,296,437	—	—	62,296,437
Beverages	10,118,796	—	—	10,118,796
Biotechnology	49,854,569	—	—	49,854,569
Broadline Retail	15,872,225	—	—	15,872,225
Building Products	22,318,607	—	—	22,318,607
Capital Markets	118,436,172	—	—	118,436,172
Chemicals	48,486,601	—	—	48,486,601
Commercial Services & Supplies	15,348,312	—	—	15,348,312
Communications Equipment	27,863,860	—	—	27,863,860
Construction & Engineering	49,340,394	—	—	49,340,394
Construction Materials	15,017,220	—	—	15,017,220
Consumer Finance	12,750,078	—	—	12,750,078
Consumer Staples Distribution & Retail	37,802,750	—	—	37,802,750
Containers & Packaging	22,938,681	—	—	22,938,681
Distributors	5,200,740	—	—	5,200,740
Diversified Consumer Services	6,724,539	—	—	6,724,539
Diversified REITs	2,728,968	—	—	2,728,968
Diversified Telecommunication Services	4,190,148	—	—	4,190,148
Electric Utilities	68,022,621	—	—	68,022,621
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$ 55,450,752	$ —	$ —	$ 55,450,752
Electronic Equipment, Instruments & Components	76,733,306	—	—	76,733,306
Energy Equipment & Services	26,185,792	—	—	26,185,792
Entertainment	45,955,228	—	—	45,955,228
Financial Services	34,643,445	—	—	34,643,445
Food Products	36,884,485	—	—	36,884,485
Gas Utilities	8,773,277	—	—	8,773,277
Ground Transportation	23,840,670	—	—	23,840,670
Health Care Equipment & Supplies	48,312,700	382	—	48,313,082
Health Care Providers & Services	46,213,150	—	—	46,213,150
Health Care REITs	14,152,906	—	—	14,152,906
Health Care Technology	4,731,915	—	—	4,731,915
Hotel & Resort REITs	2,858,864	—	—	2,858,864
Hotels, Restaurants & Leisure	84,034,336	—	—	84,034,336
Household Durables	35,284,342	—	—	35,284,342
Household Products	6,328,370	—	—	6,328,370
Independent Power and Renewable Electricity Producers	15,648,867	—	—	15,648,867
Industrial REITs	6,982,214	—	—	6,982,214
Insurance	84,610,521	—	—	84,610,521
Interactive Media & Services	7,950,865	—	—	7,950,865
IT Services	38,624,836	—	—	38,624,836
Leisure Products	4,616,375	—	—	4,616,375
Life Sciences Tools & Services	39,854,656	—	—	39,854,656
Machinery	92,971,428	—	—	92,971,428
Marine Transportation	1,462,496	—	—	1,462,496
Media	19,939,934	—	—	19,939,934
Metals & Mining	34,794,362	—	—	34,794,362
Mortgage Real Estate Investment Trusts (REITs)	6,976,407	—	—	6,976,407
Multi-Utilities	44,423,772	—	—	44,423,772
Office REITs	4,357,899	—	—	4,357,899
Oil, Gas & Consumable Fuels	141,119,355	—	—	141,119,355
Paper & Forest Products	791,924	—	—	791,924
Passenger Airlines	17,916,598	—	—	17,916,598
Personal Care Products	10,199,218	—	—	10,199,218
Pharmaceuticals	11,934,611	—	—	11,934,611
Professional Services	39,373,651	—	—	39,373,651
Real Estate Management & Development	14,440,026	—	—	14,440,026
Residential REITs	28,045,789	—	—	28,045,789
Retail REITs	33,039,761	—	—	33,039,761
Semiconductors & Semiconductor Equipment	76,460,646	—	—	76,460,646
Software	56,109,022	—	—	56,109,022
Specialized REITs	52,081,343	—	—	52,081,343
Specialty Retail	56,107,548	—	—	56,107,548
Technology Hardware, Storage & Peripherals	73,174,754	—	—	73,174,754
Textiles, Apparel & Luxury Goods	18,676,985	—	—	18,676,985
Trading Companies & Distributors	50,380,193	—	—	50,380,193
Water Utilities	6,210,895	—	—	6,210,895
Wireless Telecommunication Services	1,454,079	—	—	1,454,079
Investment Companies	28,732,628	—	—	28,732,628
Short-Term Securities
Money Market Funds	78,871,182	—	—	78,871,182
	$2,448,536,586	$382	$—	$2,448,536,968
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,396,888	$ —	$ —	$ 1,396,888

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Mid-Cap Index Fund

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Schedule of Investments